Submission	Mar. 28, 2025
Submission [Line Items]
Central Index Key	0001476765
Registrant Name	GOLUB CAPITAL BDC, Inc.
Form Type	N-2
Submission Type	N-2ASR
Fee Exhibit Type	EX-FILING FEES